Mortgage Notes Payable	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Mortgage Notes Payable
Note 6 — Mortgage Notes Payable
The Company's mortgage notes payable as of December 31, 2016 and 2015 consist of the following:

		Outstanding Loan Amount as of		Effective Interest Rate as of
Portfolio	Encumbered Properties	December 31, 2016	December 31, 2015	December 31, 2016		December 31, 2015		Interest Rate		Maturity Date
		(In thousands)	(In thousands)
Liberty Crossing	1	$11,000	$11,000	4.66%		4.66%		Fixed		Jul. 2018
San Pedro Crossing	1	17,985	17,985	3.79%		3.79%		Fixed		Jan. 2018
Tiffany Springs MarketCenter	1	33,802	33,802	3.92%		3.92%		Fixed	(1)	Oct. 2018
Shops at Shelby Crossing	1	23,403	23,781	4.97%		4.97%		Fixed		Mar. 2024
Patton Creek	1	41,643	42,377	5.76%		5.76%		Fixed		Dec. 2020
Gross mortgage notes payable	5	127,833	128,945	4.76%	(2)	4.76%	(2)
Deferred financing costs, net of accumulated amortization		(1,248)	(1,694)
Mortgage notes payable, net of deferred financing costs		$126,585	$127,251

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(1)	Fixed as a result of entering into a swap agreement.

(2)	Calculated on a weighted-average basis for all mortgages outstanding as of the dates indicated.
The following table summarizes the scheduled aggregate principal payments for the Company's aggregate long-term debt obligations for the five years subsequent to December 31, 2016:

(In thousands)	Future Principal Payments on Mortgage Notes Payable	Future Principal Payments on Credit Facility	Total Future Principal Payments on Long-Term Debt Obligations
2017	$1,185	$—	$1,185
2018	64,039	304,000	368,039
2019	1,322	—	1,322
2020	39,609	—	39,609
2021	488	—	488
Thereafter	21,190	—	21,190
	$127,833	$304,000	$431,833

The Company's mortgage notes payable agreements require compliance with certain property-level financial covenants including debt service coverage ratios. As of December 31, 2016, the Company was in compliance with financial covenants under its mortgage notes payable agreements.